                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 July, 2009
Payment Date                                                                                                       8/17/2009
Transaction Month                                                                                                          5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $3,483,283,175.85                   179,524                    56.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $775,000,000.00                  1.86075%                 April 15, 2010
 Class A-2a Notes                                   $100,000,000.00                    3.240%                August 15, 2011
 Class A-2b Notes                                   $508,000,000.00   one-month LIBOR + 2.00%                August 15, 2011
 Class A-3a Notes                                   $170,000,000.00                    3.960%                   May 15, 2013
 Class A-3b Notes                                   $910,000,000.00   one-month LIBOR + 2.50%                   May 15, 2013
 Class A-4 Notes                                    $491,100,000.00                    6.070%                   May 15, 2014
                                                    ---------------
    Total                                         $2,954,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $17,224,945.32

PRINCIPAL:
 Principal Collections                                                                                        $59,900,452.45
 Prepayments in Full                                                                                          $29,463,182.36
 Liquidation Proceeds                                                                                          $3,934,497.75
 Recoveries                                                                                                       $21,646.35
                                                                                                                  ----------
    SUB TOTAL                                                                                                 $93,319,778.91
                                                                                                              --------------
COLLECTIONS                                                                                                  $110,544,724.23

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $641,726.82
 Purchase Amounts Related to Interest                                                                              $5,847.78
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $647,574.60

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Hedge Receipt - Class A-2b                                                                                         $0.00
Net Hedge Receipt - Class A-3b                                                                                         $0.00
Hedge Termination Receipt - Class A-2b                                                                                 $0.00
Hedge Termination Receipt - Class A-3b                                                                                 $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                      $111,192,298.83

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 July, 2009
Payment Date                                                                                                       8/17/2009
Transaction Month                                                                                                          5

III. DISTRIBUTIONS
AVAILABLE FUNDS

                                                                                               CARRYOVER           REMAINING

                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00            $0.00       $0.00       $0.00     $111,192,298.83
Servicing Fee                                     $2,490,614.30    $2,490,614.30       $0.00       $0.00     $108,701,684.53
Net Hedge Payment - Class A-2b                      $338,479.13      $338,479.13       $0.00       $0.00     $108,363,205.40
Net Hedge Payment - Class A-3b                      $927,484.89      $927,484.89       $0.00       $0.00     $107,435,720.51
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00     $107,435,720.51
Class A2-b
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00     $107,435,720.51
Class A3-b
Interest - Class A-1 Notes                          $425,917.49      $425,917.49       $0.00       $0.00     $107,009,803.02
Interest - Class A-2a Notes                         $270,000.00      $270,000.00       $0.00       $0.00     $106,739,803.02
Interest - Class A-2b Notes                       $1,065,505.87    $1,065,505.87       $0.00       $0.00     $105,674,297.15
Interest - Class A-3a Notes                         $561,000.00      $561,000.00       $0.00       $0.00     $105,113,297.15
Interest - Class A-3b Notes                       $2,325,765.11    $2,325,765.11       $0.00       $0.00     $102,787,532.04
Interest - Class A-4 Notes                        $2,484,147.50    $2,484,147.50       $0.00       $0.00     $100,303,384.54
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00     $100,303,384.54
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $100,303,384.54
Regular Principal Payment                       $249,704,294.30  $100,303,384.54       $0.00       $0.00               $0.00
Subordinated Hedge Termination Payments -                 $0.00            $0.00       $0.00       $0.00               $0.00
Class A2-b
Subordinated Hedge Termination Payments - Class A-        $0.00            $0.00       $0.00       $0.00               $0.00
Class A3-b
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                            $111,192,298.83

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment              $100,303,384.54
                                                                                                             ---------------
                                                                      TOTAL                                  $100,303,384.54

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $100,303,384.54         $129.42     $425,917.49            $0.55  $100,729,302.03             $129.97
Class A-2a Notes                 $0.00           $0.00     $270,000.00            $2.70      $270,000.00               $2.70
Class A-2b Notes                 $0.00           $0.00   $1,065,505.87            $2.10    $1,065,505.87               $2.10
Class A-3a Notes                 $0.00           $0.00     $561,000.00            $3.30      $561,000.00               $3.30
Class A-3b Notes                 $0.00           $0.00   $2,325,765.11            $2.56    $2,325,765.11               $2.56
Class A-4 Notes                  $0.00           $0.00   $2,484,147.50            $5.06    $2,484,147.50               $5.06
                                 -----                   -------------                     -------------
TOTAL                  $100,303,384.54                   $7,132,335.97                   $107,435,720.51

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                         July, 2009
Payment Date                                                                                                               8/17/2009
Transaction Month                                                                                                                  5

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE           NOTE FACTOR
Class A-1 Notes                                     $249,704,294.30             0.3221991     $149,400,909.76              0.1927754
Class A-2a Notes                                    $100,000,000.00             1.0000000     $100,000,000.00              1.0000000
Class A-2b Notes                                    $508,000,000.00             1.0000000     $508,000,000.00              1.0000000
Class A-3a Notes                                    $170,000,000.00             1.0000000     $170,000,000.00              1.0000000
Class A-3b Notes                                    $910,000,000.00             1.0000000     $910,000,000.00              1.0000000
Class A-4b Notes                                    $491,100,000.00             1.0000000     $491,100,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                             $2,428,804,294.30             0.8221808   $2,328,500,909.76              0.7882268

POOL INFORMATION
 Weighted Average APR                                                              6.899%                                     6.890%
 Weighted Average Remaining Term                                                    53.13                                      52.32
 Number of Receivables Outstanding                                                160,615                                    157,292
 Pool Balance                                                           $2,988,737,163.64                          $2,892,901,179.16
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,662,606,911.85                          $2,578,173,897.39
 Pool Factor                                                                    0.8580230                                  0.8305099

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $40,057,756.52
Targeted Credit Enhancement Amount                                                                                    $47,732,869.46
Yield Supplement Overcollateralization Amount                                                                        $314,727,281.77
Targeted Overcollateralization Amount                                                                                $540,069,853.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $564,400,269.40
Fixed Overcollateralization                                                                                          $217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $40,057,756.52
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $40,057,756.52
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve  Balance                                                                                            $40,057,756.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                              July, 2009
Payment Date                                                                                                    8/17/2009
Transaction Month                                                                                                       5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     582       $1,896,125.10
(Recoveries)                                                                                       24          $21,646.35
                                                                                                               ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                    $1,874,478.75
Cumulative Net Losses Last Collection                                                                       $2,241,601.85
                                                                                                            -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                            $4,116,080.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.75%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.31%               1,884      $38,038,637.11
61-90 Days Delinquent                                                       0.13%                 174       $3,621,516.44
91-120 Days Delinquent                                                      0.04%                  46       $1,023,114.83
Over 120 Days Delinquent                                                    0.02%                  24         $583,918.07
                                                                            -----               -----         -----------
TOTAL DELINQUENT RECEIVABLES                                                1.50%               2,128      $43,267,186.45

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       210       $4,250,561.24
Total Repossesed Inventory                                                                        264       $6,062,984.82

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.3136%
Preceding Collection Period                                                                                       0.4606%
Current Collection Period                                                                                         0.7649%
Three Month Average                                                                                               0.5130%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1127%
Preceding Collection Period                                                                                       0.1345%
Current Collection Period                                                                                         0.1551%
Three Month Average                                                                                               0.1341%